Revenue - Disaggregate Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disaggregation of Revenue
Total revenue	$ 8,668	$ 8,831	$ 6,260
Recurring fees
Disaggregation of Revenue
Total revenue	6,843	6,739	4,867
Non-recurring fees
Disaggregation of Revenue
Total revenue	1,825	2,092	1,393
Processing and services
Disaggregation of Revenue
Total revenue	5,959	5,697	4,555
License and software related
Disaggregation of Revenue
Total revenue	1,373	1,478	592
Professional services
Disaggregation of Revenue
Total revenue	1,104	1,423	910
Hardware and other
Disaggregation of Revenue
Total revenue	232	233	203
North America
Disaggregation of Revenue
Total revenue	6,296	6,281	4,779
All others
Disaggregation of Revenue
Total revenue	2,372	2,550	1,481
Operating segments | IFS
Disaggregation of Revenue
Total revenue	4,260	4,178	3,485
Operating segments | IFS | Recurring fees
Disaggregation of Revenue
Total revenue	3,704	3,584	3,027
Operating segments | IFS | Non-recurring fees
Disaggregation of Revenue
Total revenue	556	594	458
Operating segments | IFS | Processing and services
Disaggregation of Revenue
Total revenue	3,433	3,288	2,870
Operating segments | IFS | License and software related
Disaggregation of Revenue
Total revenue	402	387	264
Operating segments | IFS | Professional services
Disaggregation of Revenue
Total revenue	195	286	147
Operating segments | IFS | Hardware and other
Disaggregation of Revenue
Total revenue	230	217	204
Operating segments | IFS | North America
Disaggregation of Revenue
Total revenue	4,091	4,022	3,462
Operating segments | IFS | All others
Disaggregation of Revenue
Total revenue	169	156	23
Operating segments | GFS
Disaggregation of Revenue
Total revenue	4,050	4,183	2,349
Operating segments | GFS | Recurring fees
Disaggregation of Revenue
Total revenue	2,809	2,778	1,441
Operating segments | GFS | Non-recurring fees
Disaggregation of Revenue
Total revenue	1,241	1,405	908
Operating segments | GFS | Processing and services
Disaggregation of Revenue
Total revenue	2,206	2,163	1,294
Operating segments | GFS | License and software related
Disaggregation of Revenue
Total revenue	957	941	310
Operating segments | GFS | Professional services
Disaggregation of Revenue
Total revenue	896	1,080	753
Operating segments | GFS | Hardware and other
Disaggregation of Revenue
Total revenue	(9)	(1)	(8)
Operating segments | GFS | North America
Disaggregation of Revenue
Total revenue	1,899	1,889	952
Operating segments | GFS | All others
Disaggregation of Revenue
Total revenue	2,151	2,294	1,397
Corporate and Other
Disaggregation of Revenue
Total revenue	358	470	426
Corporate and Other | Recurring fees
Disaggregation of Revenue
Total revenue	330	377	399
Corporate and Other | Non-recurring fees
Disaggregation of Revenue
Total revenue	28	93	27
Corporate and Other | Processing and services
Disaggregation of Revenue
Total revenue	320	246	391
Corporate and Other | License and software related
Disaggregation of Revenue
Total revenue	14	150	18
Corporate and Other | Professional services
Disaggregation of Revenue
Total revenue	13	57	10
Corporate and Other | Hardware and other
Disaggregation of Revenue
Total revenue	11	17	7
Corporate and Other | North America
Disaggregation of Revenue
Total revenue	306	370	365
Corporate and Other | All others
Disaggregation of Revenue
Total revenue	$ 52	$ 100	$ 61